SHORT-TERM BANK LOANS - Additional information (Details)									12 Months Ended
	Apr. 13, 2022 CNY (¥)	Jun. 21, 2021	May 18, 2021 CNY (¥)	Apr. 23, 2021 CNY (¥)	Jul. 10, 2020 CNY (¥)	Jul. 01, 2020 CNY (¥)	Jun. 23, 2020 CNY (¥)	Apr. 15, 2020 CNY (¥)	Jun. 30, 2022 CNY (¥) item	Jun. 30, 2022 USD ($) item	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2022 USD ($)	Apr. 13, 2022 USD ($)	Jun. 21, 2020 CNY (¥)	Apr. 23, 2020
Short-term Debt [Line Items]
Proceeds from debt									¥ 10,000,000	$ 1,493,045	¥ 16,020,000	¥ 9,520,000
Interest expense on bank loan									¥ 486,757	$ 72,675	¥ 602,124	¥ 203,049
Bank of Nanjing
Short-term Debt [Line Items]
Face amount of debt							¥ 1,500,000								¥ 2,500,000
Term of debt		1 year					1 year
Interest rate (as a percent)									4.35%				4.35%
Proceeds from debt						¥ 1,500,000
Beijing Rural Commercial Bank
Short-term Debt [Line Items]
Face amount of debt								¥ 10,000,000
Term of debt								1 year
Interest rate (as a percent)																4.60%
Proceeds from debt			¥ 4,400,000	¥ 5,600,000
Number Of Loan Agreement | item									2	2
Carrying value of self-owned housing property pledged as collateral									¥ 17,600,000				$ 2,600,000
Beijing Rural Commercial Bank | Short Term Borrowings One
Short-term Debt [Line Items]
Face amount of debt	¥ 5,600,000													$ 836,105
Term of debt	1 year
Beijing Rural Commercial Bank | Short Term Borrowings Two
Short-term Debt [Line Items]
Face amount of debt	¥ 4,400,000													$ 656,940
Term of debt	1 year
China Construction Bank
Short-term Debt [Line Items]
Face amount of debt					¥ 1,000,000
Term of debt					1 year
Interest rate (as a percent)					4.0525%